Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,502,660.34
Total Fee Amount	1,864.72
Total Offset Amount	0.00
Net Fee	$ 1,864.72
Offering Table N/A
Offset Table N/A	N/A